Annual Total Returns (Bar Chart) (Invesco V.I. Capital Development Fund, Series II shares, Invesco V.I. Capital Development Fund)	12 Months Ended
May 02, 2011
Invesco V.I. Capital Development Fund | Series II shares, Invesco V.I. Capital Development Fund
Annual Total Returns
'01	(8.23%)
'02	(21.61%)
'03	35.04%
'04	15.27%
'05	9.27%
'06	16.26%
'07	10.55%
'08	(47.13%)
'09	41.99%
'10	18.47%